ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable, net

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	981,078	1,046,060	164,149
Notes receivable	48,746	9,164	1,438
Allowance for credit losses	(204,124)	(227,593)	(35,714)
Accounts and notes receivable, net	825,700	827,631	129,873

Schedule of movements in allowance for doubtful accounts

	As at December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Balance at beginning of the year	(16,613)	(70,861)	(204,124)	(32,031)
Adoption of ASU 2016-13	—	(35,752)	—	—
Additions	(79,069)	(108,151)	(31,291)	(4,910)
Write-offs	24,821	10,640	7,822	1,227
Balance at end of the year	(70,861)	(204,124)	(227,593)	(35,714)